CUSTOMER INFORMATION (Details)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
CUSTOMER INFORMATION
Number of customers who accounted for 10% or more of net revenue	0	0	0
A
Customer Information
Concentration of risk (as a percent)	37.30%	13.09%
B
Customer Information
Concentration of risk (as a percent)	24.41%	16.64%
Number of television series' to be distributed and revenues collected by customer	1
C
Customer Information
Concentration of risk (as a percent)		14.16%